ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

10. ACQUIRED INTANGIBLE ASSETS, NET

        Acquired intangible assets, net, consist of the following:

	December 31,
	2013				2014
	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	59	(59)	—	—	59	(59)	—	—
Favorable lease	2,460	(2,432)	67	95	2,460	(2,526)	66	—

Total intangible assets with definite lives	2,519	(2,491)	67	95	2,519	(2,585)	66	—
Acquired intangible assets with indefinite lives
Movie theater licenses	2,328	—	29	2,357	2,328	—	18	2,346

Total	4,847	(2,491)	96	2,452	4,847	(2,585)	84	2,346

        The amortization expenses for the years ended December 31, 2012, 2013 and 2014 were $815, $763 and $94, respectively. No further amortization is expected as all intangible assets with definite lives were fully amortized as of December 31, 2014. The Group has had no impairment losses recorded on acquired intangible assets.